TAXES (Details Narrative) - USD ($)	1 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax savings				$ 2,256,051	$ 1,687,004	$ 636,796
Basic and diluted earnings per shares				$ 0.06	$ 0.05	$ 0.02
Allowance for doubtful accounts				$ 1,300,000	$ 835,000	$ 230,000
Deferred tax assets		$ 182,000		182,000	136,000	34,000
Valuation allowances				0	0	0
Interest and penalties tax				$ 0	$ 0	$ 0
Chinese
Value added tax rate	17.00%	13.00%	16.00%
Hong Kong
Tax rate				16.50%
PRC
Tax rate				15.00%